NOTE 17: EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of options outstanding | shares	10,450,000	7,600,000	3,300,000
Weighted average exercise price (C$)	$ 0.16
Weighted average life of options (years)	3 years 10 months 17 days
Number of options exercisable | shares	9,839,573	0
Weighted average exercise price (C$)	$ 0.16
Weighted average life of options (years)	3 years 14 days
Share Options
Disclosure of classes of share capital [line items]
Exercise price (C$)	$ 0.10
Number of options outstanding | shares	1,400,000
Weighted average exercise price (C$)	$ 0.10
Weighted average life of options (years)	2 years 4 days
Number of options exercisable | shares	1,133,333
Weighted average exercise price (C$)	$ 0.10
Weighted average life of options (years)	1 year 11 months 23 days
Share Options One
Disclosure of classes of share capital [line items]
Exercise price (C$)	$ 0.14
Number of options outstanding | shares	7,700,000
Weighted average exercise price (C$)	$ 0.14
Weighted average life of options (years)	4 years 3 months 11 days
Number of options exercisable | shares	7,400,000
Weighted average exercise price (C$)	$ 0.14
Weighted average life of options (years)	4 years 5 months 16 days
Share Options Two
Disclosure of classes of share capital [line items]
Exercise price (C$)	$ 0.26
Number of options outstanding | shares	450,000
Weighted average exercise price (C$)	$ 0.26
Weighted average life of options (years)	3 years 9 months 18 days
Number of options exercisable | shares	406,240
Weighted average exercise price (C$)	$ 0.26
Weighted average life of options (years)	3 years 9 months 18 days
Share Options Three
Disclosure of classes of share capital [line items]
Number of options outstanding | shares	900,000
Weighted average exercise price (C$)	$ 0.38
Weighted average life of options (years)	3 years 4 months 24 days
Number of options exercisable | shares	900,000
Weighted average exercise price (C$)	$ 0.38
Weighted average life of options (years)	3 years 4 months 24 days